General Information (Details) $ in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 rig	Jan. 31, 2021 USD ($) rig
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amended required debt payment in 2021, to facilitate the deferral of debt amortization, interest and maturity payments | $					$ 12.0
Amended required debt payment in 2022 to facilitate the deferral of debt amortization, interest and maturity payments | $					$ 24.0
Issue of common shares | $		$ 46.0	$ 30.0
Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock authorized for issue | $	$ 40.0
Jack-up rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned				23
Number of rigs under construction				5	5
Total number of rigs owned, including rigs under construction				28
Number of rigs scheduled for delivery				5
Warm stacked rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned				10